CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (CAD) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	1,248	756
Restricted cash	13	34
Accounts receivable and other (Note 5)	4,701	4,956
Accounts receivable from affiliates	122	65
Inventory	1,250	1,115
Assets held for sale (Note 4)		24
Total Current assets	7,334	6,950
Property, plant and equipment, net	46,433	42,279
Long-term investments	4,691	4,212
Deferred amounts and other assets	2,906	2,662
Intangible assets, net	1,069	1,004
Goodwill	447	445
Deferred income taxes	127	16
Total Assets	63,007	57,568
Current liabilities
Bank indebtedness	453	338
Short-term borrowings	703	374
Accounts payable and other	5,849	6,664
Accounts payable to affiliates	35	46
Interest payable	239	228
Environmental liabilities	202	260
Current maturities of long-term debt (Note 6)	2,510	2,811
Liabilities held for sale (Note 4)		7
Total Current liabilities	9,991	10,728
Long-term debt (Note 6)	26,710	22,357
Other long-term liabilities	2,973	2,938
Deferred income taxes	3,334	2,925
Liabilities held for sale (Note 4)		57
Total Liabilities	43,008	39,005
Contingencies (Note 13)
Redeemable noncontrolling interests	1,243	1,053
Share capital
Preference shares (Note 8)	5,903	5,141
Common shares (845 and 831 outstanding at June 30, 2014 and December 31, 2013, respectively)	6,374	5,744
Additional paid-in capital	753	746
Retained earnings	2,891	2,550
Accumulated other comprehensive loss (Note 9)	(886)	(599)
Reciprocal shareholding	(86)	(86)
Total Enbridge Inc. shareholders' equity	14,949	13,496
Noncontrolling interests	3,807	4,014
Total Equity	18,756	17,510
Total Liabilities and equity	63,007	57,568